Other liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Schedule of other liabilities
	At December 31,
	2017	2016	2015
Non-current
Concession fee payable (*)	916,203	970,762	772,088
Advances from customers	31,909	27,922	17,680
Provisions for legal claims (****)	5,798	-	-
Provision for maintenance costs (**)	22,207	20,113	20,423
Other taxes payable	8,531	10,242	3,142
Employee benefit obligation (***)	9,068	8,498	8,139
Salary payable	916	772	1,006
Other liabilities with related parties (Note 27)	1,816	600	2,567
Other payables	10,344	10,539	22,256
	1,006,792	1,049,448	847,301
Current
Concession fee payable (*)	54,840	202,584	99,051
Other taxes payable	32,840	28,729	23,555
Salary payable	41,753	39,084	33,568
Other liabilities with related parties (Note 27)	33,132	31,369	27,197
Advances from customers	6,124	13,941	15,048
Provision for maintenance cost (**)	9,496	6,713	4,506
Expenses provisions	4,569	6,222	1,973
Provisions for legal claims (****)	3,127	5,878	4,730
Other payables	23,605	12,787	16,944
	209,486	347,307	226,572

(*)The most significant amount include in concession fee payable are generated by the concession agreement between The Brazilian National Civil Aviation Agency – ANAC and Inframerica Concessionária do Aeroporto de Brasilia S.A. and Inframerica Concessionária do Aeroportode São Gonçalo do Amarante S.A.

(**) Changes in the year of the Provision for maintenance costs is as follows:

	2017	2016	2015
Balances at the beginning of the year	26,826	24,929	51,188
Accrual of the year	2,822	4,679	5,391
Use of the provision	(1,507)	(1,906)	(2,580)
Disposals of subsidiaries	-	-	(25,152)
Translation differences	3,562	(876)	(3,918)
Balances at the end of the year	31,703	26,826	24,929

(***)TAGSA and Toscana have post-employment benefits which are defined benefit obligation. The amount of termination benefit has been calculated using the “Projected Unit Credit Method”, making actuarial valuations at the end of the period.

(****) Changes in the year of the provision for legal claims is as follows:

	2017	2016	2015
Balances at the beginning of the year	5,878	4,730	935
Accrual of the year	3,661	2,772	1,157
Use of the provision	(810)	(1,089)	(974)
Acquisition of subsidiary (Note 26)	-	-	4,117
Translation differences	196	(535)	(505)
Balances at the end of the year	8,925	5,878	4,730

Schedule of maturity of the other liabilities
	1 year or less	1 - 2 years	2 - 5 years	Over 5 years	Total
At December 31, 2017	188,192	94,590	306,318	2,520,425	3,109,525
At December 31, 2016	378,130	90,290	293,170	2,700,430	3,462,020
At December 31, 2015	237,620	72,130	233,630	2,307,160	2,850,540

Schedule of changes in the year of the concession fee payable
	2017	2016	2015
Values at the beginning of the year	1,173,346	871,139	38,739
Acquisition of subsidiaries (Note 26)	-	-	836,258
Financial result	98,122	107,408	2,039
Concession fees	162,117	146,971	133,846
Payments	(325,454)	(136,092)	(136,809)
Payments in advance	(40,126)	-	-
Others	(84,075)	9,132	-
Translation differences	(12,887)	174,788	(2,934)
At the end of the year	971,043	1,173,346	871,139

Schedule of changes in the year of the Provision for maintenance costs
	2017	2016	2015
Balances at the beginning of the year	26,826	24,929	51,188
Accrual of the year	2,822	4,679	5,391
Use of the provision	(1,507)	(1,906)	(2,580)
Disposals of subsidiaries	-	-	(25,152)
Translation differences	3,562	(876)	(3,918)
Balances at the end of the year	31,703	26,826	24,929

Schedule of changes of the provision
	2017	2016	2015
Balances at the beginning of the year	8,498	8,139	6,198
Actuarial gain/loss (in other comprehensive income)	(323)	403	(475)
Interest for services	165	239	164
Service Cost	250	177	21
Amounts paid in the year	(487)	(223)	(487)
Contributions	-	-	3,322
Translation differences	965	(237)	(604)
At the end of the year	9,068	8,498	8,139

Schedule of changes in the year of the provision for legal claims
	2017	2016	2015
Balances at the beginning of the year	5,878	4,730	935
Accrual of the year	3,661	2,772	1,157
Use of the provision	(810)	(1,089)	(974)
Acquisition of subsidiary (Note 26)	-	-	4,117
Translation differences	196	(535)	(505)
Balances at the end of the year	8,925	5,878	4,730

Toscana Aeroporti S.p.a.
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Schedule of sensibility in relation with the provision
Assumption	Annual discount rate		Annual rate of inflation		Annual turnover rate
Variation rates	0.5%	(0.5)%	0.25%	(0.25)%	2.5%	(2.5)%
Provision for salary payable	6,172	6,856	6,606	6,399	6,395	6,557

Terminal Aeroportuaria Guayaquil S.A. ("TAGSA")
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Schedule of sensibility in relation with the provision
Assumption	Annual discount rate		Annual employee future wage increase		Annual turnover rate
Variation rates	1%	(1)%	1%	(1)%	5%	(5)%
Provision for salary payable	1,068	1,406	1,410	1,062	1,204	1,246